Acquisitions - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended										3 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Sep. 24, 2010 Broadview Security	May 14, 2010 Broadview Security	May 14, 2010 Broadview Security Cash Consideration	May 14, 2010 Broadview Security Cash Consideration Tyco International	May 14, 2010 Broadview Security All Stock Consideration Tyco International	May 14, 2010 Broadview Security Mixed Cash And Stock Consideration	May 14, 2010 Broadview Security Mixed Cash And Stock Consideration Tyco International	Dec. 28, 2012 Absolute Security
Business Acquisition [Line Items]
Acquisition of businesses, net of cash acquired	$ 16	$ 0	$ 0	$ 0	$ 449	$ 449							$ 16
Cash Acquired from Acquisition						136
Purchase price							1,974
Cash consideration per common share outstanding								$ 13.15			$ 12.75
Exchange ratio									0.7562	1.0951		0.7666
Business Acquisition, Pro Forma Information, Adjustments, Statutory Tax Rate						39.00%
Acquisition related costs						17
Restructuring expenses						$ 14